Stockholders' Equity - Warrants (Detail Textuals 6) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2013	Apr. 26, 2013	Aug. 15, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Aug. 31, 2013 Warrant [Member]	Aug. 16, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member] Placement Agent Warrants [Member]
Common Stock, Shares, Issued	12,297,979		12,297,979		9,300,439	8,182,791	2,927,333	70,207				1,463,667	1,463,667
Warrants issued in connection with common stock private placement			$ 1,099,000
Fair Value Adjustment of Warrants	166,000		(166,000)						933,000	1,100,000
Other income	$ (166,000)	$ (992,000)	$ (3,383,000)	$ (2,507,000)	$ (3,844,000)	$ (5,168,000)				$ 166,000